NET GAIN ON SECURITIES - Additional Information (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net gain on financial assets at fair value through profit or loss		S/ 221,060	S/ 147,582	S/ 33,333
(Provision) recovery of credit loss for investments at fair value through other comprehensive income		(52,263)	745	1,909
Atlantic Security Bank
Net gain on financial assets at fair value through profit or loss		141,700	51,200
Credicorp Capital Colombia S.A. [Member]
Net gain on financial assets at fair value through profit or loss		93,100	32,000
Atlantic Security Private Equity General Partner
Net gain on financial assets at fair value through profit or loss		47,000	13,100
Pacfico Seguros
(Provision) recovery of credit loss for investments at fair value through other comprehensive income		28,800
Banco de Crdito del Per
Net gain on financial assets at fair value through profit or loss		18,400	1,100
(Provision) recovery of credit loss for investments at fair value through other comprehensive income		10,700
Banco de Crdito de Bolivia
(Provision) recovery of credit loss for investments at fair value through other comprehensive income		8,900
Associates [member]
Gains (losses) on disposals of investments	[1]	64,672	79,844	S/ 72,254
Entidad Prestadora de Salud [Member] | Associates [member]
Gains (losses) on disposals of investments		S/ 60,000	S/ 53,600

[1]	It mainly includes the gain of its associated “Entidad Prestadora de Salud” for approximately S/60.0 million during the year 2020 (S/53.6 million during the year 2019).(ii)